SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-2659

Pre-Effective Amendment No.

Post-Effective Amendment No.         35


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4556

Amendment No.                         37


                        (Check appropriate box or boxes.)

                                   IDEX MUTUAL FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               570 CARILLON PARKWAY, ST. PETERSBURG, FLORIDA 33716
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800


             JOHN K. CARTER, ESQ. P.O. BOX 5068, CLEARWATER, FLORIDA 33758-5068
             ------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[ ] 75 days after filing pursuant to paragraph (a) (2) of Rule 485.

[ ] On (date) pursuant to paragraph (a) (1) of Rule 485.

[X] On June 15, 2000 pursuant to paragraph (a) (2) of Rule 485.

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] On (date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                IDEX MUTUAL FUNDS

                                OTHER INFORMATION

PART C

ITEM 23.       EXHIBITS

    List all exhibits filed as part of the Registration Statement.

        (a)    Restatement of Declaration of Trust (1)

        (b)    Bylaws, as amended (1)

        (c)    Not Applicable

        (d)    (1) Management and Investment Advisory Agreement

                  (aa) IDEX Alger Aggressive Growth (1)
                  (bb) IDEX GE International Equity (1)
                  (cc) Agreement for IDEX JCC Capital Appreciation, Global,
                       Growth, Balanced and Flexible Income (6)
                  (dd) IDEX C.A.S.E. Growth (3)
                  (ee) IDEX NWQ Value Equity (2)
                  (ff) IDEX LKCM Strategic Total Return (1)
                  (gg) IDEX Dean Asset Allocation (1)
                  (hh) IDEX AEGON Income Plus (1)
                  (ii) IDEX AEGON Tax Exempt (1)
                  (jj) Form of IDEX Goldman Sachs Growth, IDEX T. Rowe Price
                       Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap(6)

                  (kk) Form of Agreement for IDEX GE U.S. Equity, IDEX
                       Transamerica Small Company, IDEX Transamerica Equity and IDEX Pilgrim Baxter Technology (10)
                  (ll) Form of Agreement for IDEX Great Companies - America(SM),
                       IDEX Great Companies- Technology(SM)
                  (mm) Form of Agreement for IDEX Federated Tax Exempt


               (2)Investment Counsel (Sub-Advisory) Agreement

                  (aa) IDEX Alger Aggressive Growth (1)
                  (bb) (i) IDEX GE Equitable International Equity (2)
                  (cc) Agreement for IDEX JCC Capital Appreciation, Global,
                       Growth, Balanced and Flexible Income (6)
                  (dd  IDEX C.A.S.E. Growth (3)
                  (ee) IDEX NWQ Value Equity (5)
                  (ff) IDEX LKCM Strategic Total Return (1)
                  (gg) IDEX Dean Asset Allocation (4)
                  (hh) IDEX AEGON Income Plus (1)
                  (ii) IDEX AEGON Tax Exempt (1)
                  (jj) Form of Agreement for IDEX Goldman Sachs Growth (6)
                  (kk) Form of Agreement for IDEX T. Rowe Price Dividend Growth
                       and Small Cap (6)
                  (ll) Form of Agreement for IDEX Salomon All Cap (6)
                  (mm) Form of Agreement for IDEX Pilgrim Baxter Mid Cap Growth
                       (6)

                  (nn) Form of Agreement for IDEX GE U.S. Equity (10)
                  (oo) Form of Agreement for IDEX Pilgrim Baxter Technology (11)
                  (pp) Form of Agreement for IDEX Transamerica Small Company and
                       IDEX Transamerica Equity (10)

                  (qq) Form of Agreement for IDEX Great Companies - America(SM)
                       and IDEX Great Companies- Technology(SM)
                  (rr) Form of Agreement for IDEX Federated Tax Exempt

        (e)    Underwriting Agreement (5)
                  (1)   Dealer's Sales Agreement (9)
                  (2)   Service Agreement (9)
                  (3)   Wholesaler's Agreement (3)

        (f)    Trustees/Directors Deferred Compensation Plan (2)

        (g)    Custody Agreement (2)

        (h)       (1)   Transfer Agency Agreement with Idex Investor Services,
                        Inc. (1)
                  (2)   Administrative Services Agreements:
                        (a)  IDEX JCC Capital Appreciation (1)
                        (b)  IDEX JCC Global (1)
                        (c)  IDEX JCC Growth (1)
                        (d)  IDEX JCC Balanced (1)
                        (e)  IDEX JCC Flexible Income (1)
                        (f)  Form of Agreement for IDEX Alger Aggressive Growth,
                             IDEX GE International Equity, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX AEGON Income Plus and IDEX AEGON Tax Exempt. (6)
                        (g)  Form of Agreement for IDEX Goldman Sachs Growth,
                             IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, and IDEX T. Rowe Price Small Cap. (6)
                        (h)  Form of Agreement for IDEX Pilgrim Baxter
                             Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)

                        (i) Form of Agreement for IDEX Great Companies - America(SM), IDEX Great Companies - Technology(SM).
        (i)    Opinion of Counsel (12)

        (j)    (1) Consent of PricewaterhouseCoopers LLP (12)

               (2) Consent of Sutherland Asbill & Brennan, LLP (12)

        (k)    Not Applicable

        (l)    Investment Letter from Sole Shareholder (1)

        (m)    (1)Plan of Distribution under Rule 12b-1 - Class A Shares
                  (aa)  IDEX Alger Aggressive Growth (1)
                  (bb)  IDEX GE International Equity (1)
                  (cc)  IDEX JCC Capital Appreciation (1)
                  (dd)  IDEX JCC Global (1)
                  (ee)  IDEX JCC Growth (1)
                  (ff)  IDEX C.A.S.E. Growth (3)
                  (gg)  IDEX NWQ Value Equity (1)

                  (hh)  IDEX LKCM Strategic Total Return (1)
                  (ii)  IDEX Dean Asset Allocation (5)
                  (jj)  IDEX JCC Balanced (1)
                  (kk)  IDEX JCC Flexible Income (1)
                  (ll)  IDEX AEGON Income Plus (1)
                  (mm)  IDEX AEGON Tax Exempt (1)
                  (nn)  Form of Plan for IDEX Goldman Sachs Growth (6)
                  (oo)  Form of Plan for IDEX T. Rowe Price Dividend Growth (6)
                  (pp)  Form of Plan for IDEX Salomon All Cap (6)
                  (qq)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                  (rr)  Form of Plan for IDEX T. Rowe Price Small Cap (6)

                  (ss) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)
                  (tt) Form of Plan for IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)

               (2)Plan of Distribution under Rule 12b-1 - Class B Shares
                  (aa)  IDEX Alger Aggressive Growth (1)
                  (bb)  IDEX GE International Equity (1)
                  (cc)  IDEX JCC Capital Appreciation (1)
                  (dd)  IDEX JCC Global (1)
                  (ee)  IDEX JCC Growth (1)
                  (ff)  IDEX C.A.S.E. Growth (4)
                  (gg)  IDEX NWQ Value Equity (1)
                  (hh)  IDEX LKCM Strategic Total Return (1)
                  (ii)  IDEX Dean Asset Allocation (5)
                  (jj)  IDEX JCC Balanced (1)
                  (kk)  IDEX JCC Flexible Income (1)
                  (ll)  IDEX AEGON Income Plus (1)
                  (mm)  IDEX AEGON Tax-Exempt (1)
                  (nn)  Form of Plan for IDEX Goldman Sachs Growth (6)
                  (oo)  Form of Plan for IDEX T. Rowe Price Dividend Growth (6)
                  (pp)  Form of Plan for IDEX Salomon All Cap (6)
                  (qq)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                  (rr)  Form of Plan for IDEX T. Rowe Price Small Cap (6)

                  (ss) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)
                  (tt) Form of Plan for IDEX Great Companies - Americasm and IDEX Great Companies - Technologysm


               (3)Plan of Distribution under Rule 12b-1 - Class C Shares (9)
                  (aa)  IDEX Alger Aggressive Growth (9)
                  (bb)  IDEX GE International Equity (9)
                  (cc)  IDEX JCC Capital Appreciation (9)
                  (dd)  IDEX JCC Global (9)
                  (ee)  IDEX JCC Growth (9)
                  (ff)  IDEX C.A.S.E. Growth (9)
                  (gg)  IDEX NWQ Value Equity (9)
                  (hh)  IDEX LKCM Strategic Total Return (9)
                  (ii)  IDEX Dean Asset Allocation (9)
                  (jj)  IDEX JCC Balanced (9)
                  (kk)  IDEX JCC Flexible Income (9)
                  (ll)  IDEX AEGON Income Plus (9
                  (mm)  IDEX AEGON Tax Exempt (9)
                  (nn)  Form of Plan for IDEX Goldman Sachs Growth (9)


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

                  (oo)  Form of Plan for IDEX T. Rowe Price Dividend Growth (9)
                  (pp)  Form of Plan for IDEX Salomon All Cap (9)
                  (qq)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (9)
                  (rr)  Form of Plan for IDEX T. Rowe Price Small Cap (9)

                  (ss) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)
                  (tt) Form of Plan for IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM)


               (4)Plan of Distribution under Rule 12b-1 - Class M Shares
                  (aa)  IDEX Alger Aggressive Growth (1)
                  (bb)  IDEX GE International Equity (1)
                  (cc)  IDEX JCC Capital Appreciation (1)
                  (dd)  IDEX JCC Global (1)
                  (ee)  IDEX JCC Growth (1)
                  (ff)  IDEX C.A.S.E. Growth (4)
                  (gg)  IDEX NWQ Value Equity (1)
                  (hh)  IDEX LKCM Strategic Total Return (1)
                  (ii)  IDEX Dean Asset Allocation (5)
                  (jj)  IDEX JCC Balanced (1)
                  (kk)  IDEX JCC Flexible Income (1)
                  (ll)  IDEX AEGON Income Plus (1)
                  (mm)  IDEX AEGON Tax Exempt (1)
                  (nn)  Form of Plan for IDEX Goldman Sachs Growth (6)
                  (oo)  Form of Plan for IDEX T. Rowe Price Dividend Growth (6)
                  (pp)  Form of Plan for IDEX Salomon All Cap (6)
                  (qq)  Form of Plan for IDEX Pilgrim Baxter Mid Cap Growth (6)
                  (rr)  Form of Plan for IDEX T. Rowe Price Small Cap (6)

                  (ss) Form of Plan for IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company and IDEX Transamerica Equity (10)
                  (tt) Form of Plan for IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM) (n) Not applicable

        (o)    Reserved

        (p)    Code of Ethics
               (1)IDEX Mutual Funds
               SUB-ADVISERS
               (2)  AEGON USA Investment Management, Inc.
               (3)  Fred Alger Management, Inc.
               (4)  C.A.S.E. Management, Inc.
               (5)  Dean Investment Associates
               (6)  Federated Investment Management Company
               (7)  GE Asset Management Incorporated
               (8)  Goldman Sachs Asset Management Inc.
               (9)  Janus Capital Corporation
               (10) Luther King Capital Management Corporation
               (11) NWQ Investment Management Company, Inc.
               (12) Pilgrim Baxter & Associates, Ltd.
               (13) Salomon Brothers Asset Management Inc
               (14) Transamerica Investment Management, LLC
               (15) T. Rowe Price Associates, Inc.
               (16) Great Companies, L.L.C. (12)



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

--------------------
(1) Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 33-2659).
(2) Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 33-2659)
(3) Filed previously with Post-Effective Amendment No. 20 to Registration Statement filed on November 17, 1995 (File No. 33-2659).
(4) Filed previously with Post-Effective Amendment No. 18 to Registration Statement filed on June 30, 1995 (File No. 33-2659).
(5) Filed previously with Post-Effective Amendment No. 26 to Registration Statement filed on July 16, 1997 (File No. 33-2659).
(6) Filed previously with Post-Effective Amendment No. 29 to Registration Statement filed on December 15, 1998 (File No. 33-2659).
(7) Filed previously by the registrant with the registration statement filed on Form N-14 on June 3, 1996 (File No. 33-05113).
(8) Filed previously with Post-Effective Amendment No. 30 to Registration Statement filed on March 1, 1999 (File No. 33-2659).
(9) Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 33-2659).
(10) Filed previously with Post-Effective Amendment No. 33 to Registration Statement filed on December 17, 1999 (File No. 33-2659).

(11) Filed previously with Post-Effective Amendment No. 34 to Registration Statement filed on February 28, 2000 (File No. 33-2659).
(12)   To be filed by amendment.


ITEM 24 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


     To the knowledge of the Registrant, IDEX GE International Equity, IDEX Alger Aggressive Growth, IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total Return, IDEX Dean Asset Allocation, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX AEGON Income Plus and IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Great Companies - America(SM) and IDEX Great Compnanies - Technology(SM) are not controlled by or under common control with any other person. The Registrant has no subsidiaries.


ITEM 25 INDEMNIFICATION

        Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26 BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS

         (a). IDEX JCC Capital Appreciation, IDEX JCC Global, IDEX JCC Growth, IDEX JCC Balanced, IDEX JCC Flexible Income, IDEX Alger Aggressive Growth, IDEX GE International Equity, IDEX


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               C.A.S.E. Growth, IDEX NWQ Value Equity, IDEX LKCM Strategic Total
               Return, IDEX Dean Asset Allocation,, IDEX AEGON Income Plus, IDEX Federated Tax Exempt, IDEX Goldman Sachs Growth, IDEX T. Rowe Price Dividend Growth, IDEX Salomon All Cap, IDEX Pilgrim Baxter Mid Cap Growth, IDEX T. Rowe Price Small Cap, IDEX Pilgrim Baxter Technology, IDEX GE U.S. Equity, IDEX Transamerica Small Company, IDEX Transamerica Equity, IDEX Great Companies - America(SM) and IDEX Great Companies - Technology(SM):


        The only business of Idex Management, Inc. ("IMI") is to serve as the investment adviser to each Fund of IDEX Mutual Funds.

                                      * * *

       Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the WRL Series Fund and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series, Chairman, CEO, Director and President of the Sub-Adviser Director of Janus Distributors, Inc., and Chairman and Director of Idex Management, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Idex Management, Inc. and Janus Capital Corporation. James P. Craig, Executive Vice President and Trustee of Janus Investment Fund and Janus Aspen Series, Director, Vice Chairman and Chief Investment Officer of Janus Capital Corporation, has no substantial business, profession, vocation or employment other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland, a Director of Janus Capital, President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series, Vice President of Finance, Treasurer and Chief Financial officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc., Director of Janus Distributors, Inc., Janus Service Corporation, and Idex Management, Inc. and Vice President of Finance of Janus Capital International Ltd., Margie G. Hurd, Vice President and Chief Operations Officer of Janus Capital, Director and President of Janus Service Corporation. Mark B. Whiston, Vice President and Chief Marketing Officer of Janus Capital, Director and President of Janus Capital International, Ltd. Sandy R. Rufenacht, Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.

                                      * * *

     Fred Alger Management, Inc. ("Alger Management"), the Sub-Adviser to IDEX Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

     Fred M. Alger III, serves as Chairman of the Board, David D. Alger serves as President and Director, Gregory S. Duch serves as Treasurer and Mary Marsden-Cochran serves as Secretary of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. David D. Alger also serves as Executive Vice President and Director of ARI and as President and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Gregory S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Mary Marsden-Cochran also serves as Secretary of ARI, The Alger Fund, Spectra Fund, The Alger American Fund and The Alger Retirement Fund. The principal business address of each of the companies listed above, other than Alger, Inc., is 1 World Trade Center, Suite 9333, New York, NY 10048. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.

                                      * * *


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


     GE Asset Management Incorporated ("GEAM") serves as Sub-Adviser for IDEX GE International Equity and IDEX GE U.S. Equity. GEAM is a wholly-owned subsidiary of General Electric Company ("GE"). GEAM's principal officers and directors serve in similar capacities with respect to General Electric Investment Corporation ("GEIC," and, together with GEAM, collectively referred to as "GE Investments"), which like GEAM is a wholly-owned subsidiary of GE. The directors and executive officers of GEAM are: John H. Myers, President and Director, Michael J. Cosgrove, Executive Vice President and Director, Alan M. Lewis, Executive Vice President, General Counsel, and Director; Robert A. MacDougall, Executive Vice President; Eugene K. Bolton, Executive Vice President and Director; Donald W. Torey, Executive Vice President and Director, Ralph R. Layman, Executive Vice President and Director, Thomas J. Szkutak, Executive Vice President, Chief Financial Officer and Director and Geoffrey R. Norman, Executive Vice President and Director. All of these officers and/or directors have no substantial business, profession, vocation or employment other than their positions with GEIC and its affiliates. * * *


     C.A.S.E. Management, Inc. ("C.A.S.E".), sub-adviser to IDEX C.A.S.E. Growth, is a registered investment advisory firm and a wholly-owned subsidiary of C.A.S.E., Inc. C.A.S.E., Inc. is indirectly controlled by William Edward Lange, President and Chief Executive Officer of C.A.S.E. C.A.S.E. provides investment management services to financial institutions, high net worth individuals, and other professional money managers.

     William E. Lange is the President, Chief Executive Officer and Founder; Robert G. Errigo, Executive Vice President; John Gordon, Senior Vice President; and Bruce H. Jordan, Senior Vice President. Officers of C.A.S.E. have no other business, professions, vocations or employments of a substantial nature. The business address of each of the officers is 5355 Town Center Road, Suite 702, Boca Raton, FL 33486.

                                      * * *

     NWQ Investment Management Company, Inc. ("NWQ") serves as Sub-Adviser for IDEX NWQ Value Equity. NWQ is a Massachusetts corporation and is a wholly-owned subsidiary of United Asset Management Corporation. NWQ provides investment advice to individuals, pension funds, profit sharing funds, charitable institutions, educational institutions, trust accounts, corporations, insurance companies, municipalities and governmental agencies.

     The directors and officers of NWQ are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at NWQ's principal business address of 2049 Century Park East, 4th Floor, Los Angeles, CA 90067: David A. Polak, President, Chief Investment Officer; Edward C. Friedel, Jr., Managing Director; Jon D. Bosse, Executive Managing Director (Feb. 1999)/Director Equity Research; James
H. Galbreath (Denver), Managing Director; Mary-Gene Slaven, Secretary/Treasurer & Managing Director; James P. Owen, Managing Director; Michael C. Mendez (Scottsdale, AZ), Executive Managing Director (Feb. 1999); Phyllis G. Thomas, Managing Director; Louis T. Chambers (Atlanta), Vice President, Justin T. Clifford, Managing Director; Jeffrey M. Cohen, Vice President; Ronald R. Halverson (Minneapolis, MN), Vice President; Thomas J. Laird, Managing Director, Karen S. McCue, Vice President; Martin Pollack, Vice President; Ronald R. Sternal (Minneapolis, MN), Vice President and Michael Wood (San Fransisco), Vice President.

                                      * * *

     Luther King Capital Management Corporation, the Sub-Adviser to the IDEX LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

     Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the Sub-Adviser, Paul W. Greenwell, Robert M. Holt, Jr., Scot C. Hollmann, David L. Dowler, Joan M. Maynard, Vincent
G. Melashenko, Steven R. Purvis, Timothy E. Harris, and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.

                                     * * *

     Dean Investment Associates ("Dean"), the Sub-Adviser to IDEX Dean Asset Allocation, is a division of C.H. Dean and Associates, Inc. Dean is the money management division of C.H. Dean and Associates, Inc. Dean became


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


a registered investment adviser in October, 1972 and will assume all of the investment advisory functions. C.H. Dean and Associates is a Nevada corporation (6/30/95) which was an Ohio corporation originally incorporated on March 28, 1975.

     Chauncey H. Dean is the Chairman and Chief Executive Officer; Robert D. Dean is President; Frank H. Scott is Senior Vice President; John C. Riazzi is Vice President and Director of Consulting Services; Richard M. Luthman is Senior Vice President. The business address of each of the Officers of the Sub-Adviser is 2480 Kettering Tower, Dayton, Ohio 45423-2480.

                                      * * *


     AEGON USA Investment Management, Inc. ("AIMI"), the Sub-Adviser to IDEX AEGON Income Plus, is an Iowa corporation which was incorporated on April 12, 1989. AIMI became a registered investment adviser on March 16, 1992 and has assumed all of the investment advisory functions of AEGON USA Securities, Inc. ("AEGON Securities"). AIMI and AEGON Securities are wholly-owned subsidiaries of First AUSA Holding Company which is a wholly-owned subsidiary of AEGON USA, Inc.


     AIMI also serves as sub-adviser to WRL Series Fund's WRL AEGON Balanced and WRL AEGON Bond. Douglas C. Kolsrud is Director, Chairman of the Board and President of AIMI; Director, Senior Vice President, Chief Investment Officer and Corporate Actuary of Life Investors Insurance Company of America ("LIICA"), Bankers United Life Assurance Company ("Bankers United"), PFL Life Insurance Company ("PFL Life"); First AUSA Life Insurance Company ("First AUSA") and Monumental Life Insurance Company ("Monumental Life"); Director, Chief Investment Officer and Vice President of Monumental General Casualty Company ("Monumental General") and Commonwealth General Corporation; Senior Vice President, Chief Investment Officer and Corporate Actuary of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"); Director and President of AIMI; Executive Vice President of AEGON USA, Inc.; Chief Investment Officer of Diversified Financial Products Inc., and Director of United Financial Services, Inc., Realty Information Systems, Inc., AEGON USA Realty Advisors Inc., Southlife, Inc.and Quantra Corporation; Brenda K. Clancy, Director, Treasurer, Vice President and Chief Financial Officer of LIICA and Monumental Life; Treasurer, Vice President and Chief Financial Officer of Bankers United and PFL Life; Director, Treasurer and Vice President of First AUSA and Investors Warranty of America, Inc.; Director, Treasurer and Cashier of Massachusetts Fidelity Trust Company; Director and Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company and Pension Life Insurance Company of America; Director and Vice President of Veterans Life Insurance Company; Treasurer and Vice President of Money Services, Inc. and Commonwealth General Corporation; Director and Treasurer of Zahorik Company, Inc.; Vice President of Western Reserve, Commonwealth General Assignment Corporation; Monumental Agency Group, Inc. and AEGON Assignment Corporation of Kentucky; Director of AEGON USA Securities, Inc., AEGON USA Investment Management, Inc. and AEGON USA Realty Advisors Inc.; Treasurer of AUSA Life and AUSA Holding Company; Assistant Secretary of Benefit Plans, Inc.; Senior Vice President and Treasurer of AEGON USA, Inc.; Assistant Treasurer of Diversified Financial Products, Inc., Independence Automobile Association, Inc. and Independence Automobile Club, Inc. and Senior Vice President, Treasurer and Controller of Cadet Holding Corp.; Craig D. Vermie, Director of AIMI; Director, Secretary, Vice President and General Counsel of LIICA, Bankers United, PFL Life, and First AUSA; Director, Vice President, General Counsel and Assistant Secretary of Monumental Life; Vice President, Corporate Counsel and Assistant Secretary of Western Reserve; Director, Vice President and Assistant Secretary of Monumental General Casualty Company and Zahorik Company, Inc.; Director, Secretary and Vice President of Investors Warranty of America, Inc.; Secretary, Vice President and General Counsel of AEGON USA, Inc.; Director, Counsel, Assistant Secretary of Commonwealth General Corporation; Director and Vice President of The Whitestone Corporation; Director and Secretary of Peoples Benefit Life Assurance Company, Veterans Life Insurance Company, Massachusetts Fidelity Trust Company, AUSA Holding Company, Cadet Holding Corp., AEGON Management Company and AEGON USA Charitable Foundation, Inc.; Director and Assistant Secretary of Academy Life Insurance Company, Providian Auto & Home Insurance Company, Providian Life Insurance Company, Providian Property & Casualty Insurance Company, Monumental Agency Group, Inc., Creditor Resources, Inc., Great American Insurance Agency, Inc. and Monumental General Mass Marketing, Inc.; Director, Pension Life Insurance Company of America, Monumental General Insurance Group, Inc, United Financial Services, Inc., AEGON Financial Services Group, Inc., AIMI, Southlife, Inc., Durco Agency, Inc., Executive Management & Consultant Services, Inc., Monumental General Administrators, Inc., AUSA Financial Markets, Inc., Short Hills Management Company, Corpa Reinsurance Company, AEGON Special Markets Group and Monumental General Mass Marketing, Inc.; Secretary, AUSA Life Insurance Company , Inc., Money Services, Inc., Supplemental Insurance Division, Inc.; Assistant Secretary, Bankers Financial Life Insurance Company, ZCI, Inc.; Clifford A. Sheets, Executive Vice

President, Director of Securities of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Veterans Life Insurance Company Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Eric B. Goodman, Executive Vice President and Head of Portfolio Management of AIMI, Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc. and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; William S. Cook, Executive Vice President and Head of Portfolio Management of AIMI, Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc. and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; David R. Ludke, Executive Vice President of AIMI Chief Actuary and Vice President of Diversified Financial Products Inc., Second Vice President of Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty insurance Company; David M. Carney, Senior Vice President and Chief Financial Officer of AIMI, Vice President of Life Investors Insurance Company of America, Peoples Benefit Life Insurance Company, Bankers United Life Assurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, PFL Life Insurance Company, Western Reserve Life Insurance Co. of Ohio, AUSA Life Insurance Company, Inc. Veterans Life Insurance Company, Monumental General Insurance Group, Inc., Monumental General Casualty Company, Monumental Life Insurance Company, Commonwealth General Corporation and Investors Warranty of America, Inc.; Ralph M. O'Brian, Senior Vice President of AIMI, Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company and AEGON USA Managed Portfolios, Inc.; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Trust Officer of Massachusetts Fidelity Trust Company; David R. Halfpap, Senior Vice President of AIMI, Vice President and Assistant Secretary of AEGON USA Managed Portfolios, Inc.; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company and Monumental Life Insurance Company, Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company. Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Steven P. Opp, Senior Vice President of AIMI; Kirk W. Buese, Senior Vice President of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental Life Insurance Company, PB Investment Advisors, Inc.; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Gregory W. Theobald, Vice President and Assistant Secretary of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company, Vice President of Money Services, Inc., Secretary of AEGON USA Managed Portfolios, Inc.; Lewis O. Funkhouser, Vice President of AIMI; Jon D. Kettering, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America,

Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Robert L. Hanson, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Bradley Beman, Vice President of AIMI, Michael B. Simpson, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Douglas A. Dean, Vice President of AIMI; Stephanie
M. Phelps, Vice President of AIMI; Jon L. Skaags, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, PFL Life Insurance Company, First AUSA Life Insurance Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Daniel P. Fox, Vice President of AIMI; Robert S. Jett III, Secretary of AIMI, Assistant Secretary of AUSA Life Insurance Company, Money Services, Inc. and AUSA Financial Markets, Inc.; and Counsel and Vice President of Investors Warranty of America, Inc. and Blaine E. Rolland, Treasurer of AIMI.

                                     * * *

     Goldman Sachs Asset Management ("GSAM"), located at One New York Plaza, New York, NY 10004, serves as sub-adviser to the IDEX Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

                                      * * *

     Salomon Brothers Asset Management Inc ("SBAM"), 7 World Trade Center, New York, NY, 10048 serves as sub-adviser to IDEX Salomon All Cap. Michael S. Hyland, President and Managing Director, also serves as Managing Director of Salomon Brothers Inc., New York, NY, Director and Chairman of Salomon Brothers Asset Management Limited, London, England; Director of Salomon Brothers Asset Management Japan Limited, Tokyo, Japan, and Chairman of Salomon Brothers Asset Management (Ireland) Limited ; Vilas V. Gadkari, Managing Director, also serves as Managing Director and Chief Investment Officer of Salomon Brothers Asset Management Limited, London England, Managing Director of Salomon Brothers Inc., New York, NY, and Salomon Brothers International Limited, London, England ; Zacharay Snow, Secretary also serves as Managing Director of Salomon Brothers Inc, New York, NY; Alan M. Mandel, Vice President and Chief Operating Officer, serves as Director of Salomon Brothers Inc., New York, NY; Mutual Funds; Mitchel
E. Schulman, Director and Chief Operating Officer - Mutual Funds also serves as Director and Chief Operating Officer of Salomon Brothers Inc., New York, NY; Marcus A. Peckman, Director, Vice President and Chief Financial Officer also serves as Director of Salomon Brothers, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Michael F. Rosenbaum, Chief Legal Officer, also serves as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong, Corporate Secretary of The Travelers Investment Management Company, New York, NY, and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors; and Thomas W. Jasper, Treasurer, also serves as Managing Director of Salomon Brothers Inc, New York, NY.

                                      * * *

     T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to IDEX T. Rowe Price Dividend Growth and IDEX
T. Rowe Price Small Cap. James E. Halbkat, Jr., Director of T. Rowe. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, South Carolina 29925; Richard L. Menschel, Director of T. Rowe. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004. Robert L. Strickland, Director of T. Rowe. Mr. Strickland retired as Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies, as of January 31, 1998 and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is: 2000 W. First Street, Suite 604, Winston-Salem, North Carolina 27104. Philip C. Walsh, Director of T. Rowe is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, New Jersey 07977. Anne Marie Whittemore, Director of T. Rowe. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219. Henry H. Hopkins Director and Managing Director of T. Rowe; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of
T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Director of
T. Rowe Price Insurance Agency, Inc.; Vice President of Price-Fleming, T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. LaPorte, Jr., Director and Managing Director of T. Rowe; William
T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of
T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of
T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc. T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-Fleming, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc., Director of Price-Fleming, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe, Vice President of T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Chief Investment Officer, and Managing Director of T. Rowe; Chairman of the Board of Price-Fleming; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Edward C. Bernard, Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Investment Services, Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Alvin M. Younger, Jr., Chief Financial Officer, Managing Director, Secretary and Treasurer of T. Rowe; Director, Vice President, Treasurer, and Secretary of TRP Suburban Second, Inc. and TRP Suburban, Inc.; Director of TRP Finance, Inc.; Secretary and Treasurer for Price-Fleming, T. Rowe Price (Canada), Inc., T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Strategic Partners Associates, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Treasurer and Clerk of T. Rowe Price Insurance Agency of Massachusetts, Inc.; Preston G. Athey, Managing Director of T. Rowe; Brian W.H. Berghuis, Managing Director of T. Rowe; Stephen
W. Boesel, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of T. Rowe; Vice President of
T. Rowe Price Trust Company; Mary J. Miller, Managing Director of T. Rowe; Charles A. Morris, Managing Director of T. Rowe; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-Fleming; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of T. Rowe; Vice President of
T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust

Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Pan Services, Inc., and
T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of Price-Fleming; William J. Stromberg, Managing Director of T. Rowe; Richard T. Whitney, Managing Director of T. Rowe; Vice President of Price-Fleming and T. Rowe Price Trust Company.

                                      * * *

     Pilgrim Baxter & Associates, Ltd., ("Pilgrim") 825 Duportail Road, Wayne, PA 19087, serves as sub-adviser to IDEX Pilgrim Baxter Mid Cap Growth and IDEX Pilgrim Baxter Technology. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of Pilgrim Baxter Value Investors, Inc., Director and Chairman of PBHG Insurance Series Fund, Inc., Trustee of PBHG Fund Services, and Chairman and Director of The PBGH Funds, Inc. and PBHG Advisor Funds, Inc.; Gary L. Pilgrim, Chief Investment Officer, President and Director, Director and President of Pilgrim Baxter Value Investors, Inc., Trustee of PBHG Fund Services, and President of PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer, is Chief Financial Officer and Treasurer of Pilgrim Baxter Value Investors, Inc., and Chief Financial Officer of PBHG Fund Services and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer, is Chief Compliance Officer of PBHG Fund Distributors, Pilgrim Baxter Value Investors, Inc., and is Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary, also serves as General Counsel and Secretary of Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, PBHG Fund Services, and as Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

     Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

                                      * * *

     Transamerica Investment Services, Inc., 1150 South Olive Street, Suite 2700, Los Angeles, California 90015 serves as sub-adviser to IDEX Transamerica Small Company and IDEX Transamerica Equity. Thomas J. Cusack, Director, also serves as Senior Vice President to Transamerica Corporation, San Francisco, CA; Richard H. Finn, Director, also serves as Executive Vice President of Transamerica Corporation, San Francisco, CA; Edgar H. Grubb, Director, also serves as Senior Vice President of Transamerica Corporation, San Francisco, CA; Frank C. Herringer, Director, also serves as Chairman of the Board, President and CEO of Transamerica Corporation, San Francisco, CA; Susan R. Hughes, Vice President, CFO and Secretary; Richard N. Latzer, President and CEO; Gary U. Rolle, Executive Vice President; and Susan A. Silbert, Senior Vice President.

                                      * * *

     Great Companies, L.L.C., 8550 Ulmerton Road, Largo, Florida 33771, serves as sub-adviser to IDEX Great Companies - Americasm and IDEX Great Companies - Technologysm . John R. Kenney, Director, Chairman and Co-CEO, also serves as Director, Chairman and President of WRL Investment Management, Inc., WRL Investment Services, Inc., and WRL Series Fund, Inc.; Chairman, Trustee and Chief Executive Officer of IDEX Mutual Funds; Director of Idex Management, Inc.; Chairman and Chief Executive Officer of Western Reserve Life Assurance Co.(all of St. Petersburg, FL), Senior Vice President of AEGON USA, Inc. (Cedar Rapids,
IA), Chairman of Idex Investor Services, Inc. (St. Petersburg, FL); James Hare Huguet, Director, President and Co-CEO, also serves as Director and President of Great Companies, Inc., 300 Everett Road, Easton, CT; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as President and Chief Executive Officer of Idex Investor Services, Inc., Director, President and Chief Executive Officer of Idex Management, Inc., Senior Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds, Chairman, Director, President and CEO of InterSecurities, Inc., Vice President of AFSG Securities, Inc. and Vice President of Western Reserve Life Assurance Co. of Ohio (all of St. Petersburg,
FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio, Director of Idex Investor Services, Inc., Idex Management, Inc., WRL Investment Management, Inc. and WRL Investment Services, Inc. (all of St. Petersburg, FL); and Gerald William Bollman, Executive Vice President, also serves as Executive Vice President of Great Companies, Inc., 300 Everett Road, Easton, CT.

                                      * * *


     Federated Investment Management Company, Federated Investment Tower, Pittsburgh, PA 15222-3779, Sub-Adviser to IDEX Federated Tax Exempt, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.


     The Sub-Adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Sub-Adviser and other subsidiaries of Federated Investors is approximately $140 billion. The Trustees of the Sub-Adviser, their position with the Sub-Adviser, and, in parenthesis, their principal occupations are as follows:
John F. Donahue, Trustee (Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.); J. Christopher Donahue, Trustee (President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company); John W. McGonigle, Trustee (Executive Vice President, Secretary and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; and Director, Federated Securities Corp.); Mark D. Olson, Trustee (Trustee, Federated Investors, Federated Advisers, Federated Research, Federated Management, Federated Shareholder Services, and Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

     The remaining Officers of the Sub-Adviser are: John B. Fisher, President; William D. Dawson III, Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Joseph M. Balestrino, Drew J. Collins, Jonathan C. Conley, Deborah
A. Cunnigham, Mark E. Durbiano, Sandra L. McInerney, Susan M. Nason, Mary Jo Ochson and Robert J. Ostrowski ,Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Randall S. Bauer, David A. Briggs, Micheal W. Casey, Kenneth J. Cody, Alexandre de Bethmann, Michael P. Donnelly, Linda A. Duessel, Donald T. Ellenberger, Kathleen M. Foody-Malus, Thomas M. Franks, Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert K. Kinsey, Robert
M. Kowit, Jeff A. Kozemchak, Steven Lehman, Marian R. Marinack, Frank Semack, Aash M. Shah, Christopher J. Smith, Tracy P. Stouffer, Edward J. Tiedge, Paige
M. Wilhelm, Arthur J. Barry, Marc Halperin, Richard J. Lazarchic, Keith Sabol and Jolanta M. Wysocka, Vice Presidents; Robert E. Cauley, Lee R. Cunningham II, Paul S. Drotch, Salvatore A. Esposito, Donna M. Fabiano, John T. Gentry, William
R. Jamison, Constantine Kartsonas, Natalie F. Metz, Joseph M. Natoli, Keith J. Sabol, John Sheehy, Michael W. Sirianni, Leonardo A. Vila, Nancy J. Belz, B. Anthony Delserone, Gary E. Falwell, John C. Kerber, Grant K. McKay and Lori A. Wolff, Assistant Vice Presidents; Stephen A. Keen, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the Officers of the Sub-Adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.


ITEM 27 PRINCIPAL UNDERWRITER

InterSecurities, Inc.

        (a) The Registrant has entered into an Underwriting Agreement with InterSecurities, Inc. ("ISI"), whose address is P.O. Box 9053, Clearwater, FL 33758-9053, to act as the principal underwriter of Fund shares.

        (b)    Directors and Officers of Principal Underwriter

        NAME      POSITIONS AND OFFICES WITH UNDERWRITER         POSITIONS AND OFFICES WITH REGISTRANT
        ----      --------------------------------------         -------------------------------------
William H. Geiger       Director and Secretary                 Vice President and Assistant
                                                               Secretary


Thomas R. Moriarty      President and Chief Executive Officer  Senior Vice President, Treasurer and
                                                               Principal Financial Officer

Cynthia L. Remley       Vice President and Associate           N/A
                        General Counsel

A. Kenneth Fine         Vice President and Counsel             N/A

Herbert Pontzer         Vice President - Compliance            N/A

William G. Cummings     Vice President and Treasurer           N/A

Gary Richardson         Vice President                         N/A

Kenneth W. Marlow       Vice President                         N/A

Kimberly Scouller       Vice President and Counsel             N/A

Michael V. Williams     Vice President                         N/A

Kristy L. Dowd          Vice President                         N/A

Terry L. Garvin         Vice President                         N/A

Christopher G. Roetzer  Assistant Vice President               Vice President, Assistant Treasurer
                                                               And Principal Accounting Officer

Nathan Anguiano         Assistant Vice President               N/A

Stephen Breininger      Assistant Vice President               N/A

Donna Craft             Assistant Vice President               N/A

Michael Lane            Assistant Vice President               N/A

Scott M. Lenhart        Assistant Vice President               N/A

Teresa Rooney           Assistant Vice President               N/A

Scott Russell           Assistant Vice President               N/A

Frank Wollett           Assistant Vice President               N/A

Diane Rogers            Assistant Vice President               N/A

Russell W. Crooks       Assistant Vice President               N/A

Greg Limardi            Assistant Vice President               N/A

Christine M. Goodwin    Assistant Vice President               N/A

Stuart Walsky           Assistant Vice President               N/A

Duncan H. Cameron       Assistant Vice President               N/A


Tracey Creighton        Assistant Secretary                    N/A

Jayne Flood             Assistant Secretary                    N/A

Kristina Mackowiak      Assistant Secretary                    N/A

Carol Ann MacLean       Assistant Secretary                    N/A

Laura Hunt              Assistant Secretary                    N/A

Carlene Endick          Assistant Vice President               N/A


ITEM 28 LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

     (a) Shareholder records are maintained by the Registrant's transfer agent, Idex Investor Services, Inc., P.O. Box 9015, Clearwater, FL 33758-9015.

     (b) All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian, State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, MO 64105.

ITEM 29 MANAGEMENT SERVICES


     The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled "Investment Advisory and Other Services" for a discussion of the management and advisory services furnished by IMI, ISI, Alger Management, GEAM, Janus Capital, C.A.S.E., NWQ, Luther King, Dean Investment, AEGON Management GSAM, T. Rowe Price, SBAM, Pilgrim, Transamerica Great Companies and Federated pursuant to the Management and Investment Advisory Agreements, the Investment Counsel (Sub-Advisory) Agreements, the Administrative Services Agreements and the Underwriting Agreement.


ITEM 30 UNDERTAKINGS

     Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDEX Mutual Funds has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 30th day of March, 2000.

                                            IDEX Mutual Funds

                                            By: /s/ JOHN R. KENNEY
                                                ------------------------
                                                    John R. Kenney
                                                    Chairman and Chief Executive
                                                    Officer

     Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 35 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ JOHN R. KENNEY                  Chairman, Trustee & CEO       March 30, 2000
---------------------------
John R. Kenney

/s/ PATRICK S. BAIRD                President and Trustee         March 30, 2000
---------------------------         (Principal Executive Officer)
Patrick S. Baird*

/s/ THOMAS R. MORIARTY              Senior Vice President         March 30, 2000
---------------------------         Treasurer and Principal
Thomas R. Moriarty                  Financial Officer

/s/ CHRISTOPHER G. ROETZER          Vice President, Assistant     March 30, 2000
---------------------------         Treasurer and Principal
Christopher G. Roetzer              Accounting Officer

/s/ PETER R. BROWN                  Trustee                       March 30, 2000
---------------------------
Peter R. Brown *

/s/ DANIEL CALABRIA                 Trustee                       March 30, 2000
---------------------------
Daniel Calabria *

/s/ JAMES L. CHURCHILL              Trustee                       March 30, 2000
---------------------------
James L. Churchill *

/s/ CHARLES C. HARRIS               Trustee                       March 30, 2000
---------------------------
Charles C. Harris*

/s/ WILLIAM W. SHORT, JR.           Trustee                       March 30, 2000
---------------------------
William W. Short, Jr. *

/s/ JACK E. ZIMMERMAN               Trustee                       March 30, 2000
---------------------------
Jack E. Zimmerman *



/s/ JOHN K. CARTER
---------------------------
*Signed by John K. Carter
 Attorney in Fact

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               EXHIBITS FILED WITH
                       POST-EFFECTIVE AMENDMENT NO. 35 TO
                            REGISTRATION STATEMENT ON
                                    FORM N-1A

                                IDEX MUTUAL FUNDS
                            REGISTRATION NO. 33-2659

                                  EXHIBIT INDEX


EXHIBIT NUMBER     DESCRIPTION OF EXHIBIT
--------------     ----------------------

23(d)(1)(ll)       Form of Investment Advisory Agreement - IDEX Great Companies
                   - America(SM) , Great Companies - Technology(SM)
23(d)(1)(mm)       Form of Investment Advisory Agreement for IDEX Federated Tax
                   Exempt
23(d)(2)(qq)       Form of Sub-Advisory Agreement for IDEX Great Companies -
                   America(SM) and IDEX Great Companies - Technology(SM)
23(d)(2)(rr)       Form of Sub-Advisory Agreement for IDEX Federated Tax Exempt
23(h)(2)(i)        Form of Administrative Services Agreement - IDEX Great
                   Companies - America(SM) Great Companies - Technology(SM), and
                   IDEX Federated Tax Exempt
23(m)(1)(tt)       Form of Plan of Distribution - Class A Shares - IDEX Great
                   Companies - America(SM) Great Companies - Technology(SM)
23(m)(2)(tt)       Form of Plan of Distribution - Class B Shares - IDEX Great
                   Companies - America(SM) Great Companies - Technology(SM)
23(m)(3)(tt)       Form of Plan of Distribution - Class C Shares - IDEX Great
                   Companies - America(SM) Great Companies - Technology(SM)
23(m)(4)(tt)       Form of Plan of Distribution - Class M Shares - IDEX Great
                   Companies - America(SM) Great Companies - Technology(SM)
23(p)              Code of Ethics for IDEX Mutual Funds and Sub-Advisers - AEGON
                   USA Investment Management, Inc., Fred Alger Management, Inc.,
                   C.A.S.E. Management, Inc., Dean Investment Associates,
                   Federated Investment Management Company, GE Asset Management
                   Incorporated, Goldman Sachs Asset Management Inc., Janus
                   Capital Corporation, Luther King Capital Management
                   Corporation, NWQ Investment Management Company, Inc., Pilgrim
                   Baxter & Associates, Ltd., Salomon Brothers Asset Management
                   Inc, Transamerica Management, LLC and T. Rowe Price
                   Associates, Inc.